Employee and Agent Benefits - Benefit Obligation and Funded Status (Details) - Other postretirement benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation
Benefit obligation at beginning of year	$ (79.2)	$ (92.5)
Interest cost	(1.9)	(1.8)	$ (2.4)
Actuarial gain (loss)	17.0	6.4
Participant contributions	(6.4)	(6.1)
Benefits paid	11.9	11.9
Plan transfer due to change in sponsorship		2.9
Benefit obligation at end of year	(58.6)	(79.2)	(92.5)
Change in plan assets
Fair value of plan assets at beginning of year	89.5	751.1
Actual return on plan assets	(15.0)	(0.8)
Employer contribution	1.4	1.5
Participant contributions	6.4	6.1
Benefits paid	(11.9)	(11.9)
Assets re-designated for non-retiree benefits		(656.5)
Fair value of plan assets at end of year	70.4	89.5	$ 751.1
Amount recognized in statement of financial position
Amount recognized in other assets	11.8	10.3
Total assets (liabilities) recognized in statement of financial position	11.8	10.3
Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial (gain) loss	(18.1)	(20.7)
Pre-tax accumulated other comprehensive (income) loss	$ (18.1)	$ (20.7)